Bank Borrowings - Schedule of Currency Analysis of Bank Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 96,166	$ 20,580	$ 49,879
Hong Kong dollars [Member]
Debt Instrument [Line Items]
Secured borrowings	50,655
Unsecured borrowings			14,879
United States dollars [Member]
Debt Instrument [Line Items]
Unsecured borrowings	45,000	20,045	$ 35,000
Euro [Member]
Debt Instrument [Line Items]
Unsecured borrowings	475	$ 535
British Pound [Member]
Debt Instrument [Line Items]
Unsecured borrowings	$ 36